Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation
Share-Based Compensation

17.Share-Based Compensation

A summary of share-based compensation expense recognized related to share options granted and RSUs granted is as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Sales and marketing expenses	35,352	6,825	6,296
General and administrative expenses	85,335	69,245	40,897
Research and development expenses	13,182	10,802	4,574
	133,869	86,872	51,767

As of December 31, 2025, unrecognized compensation cost related to unvested RSUs granted, share option awards granted to employees of the Group was RMB58,412. As of December 31, 2025, such cost was expected to be recognized over a weighted average period of 1.6 years.

Share Option granted by the Company

In 2019, the Group adopted the 2018 share incentive plan (the “2018 Plan”), which permits the grant of three types of awards: options, restricted shares, and restricted share units. Persons eligible to participate in the 2018 Plan includes employees (including members of management) of the Company, the Company’s parent companies and subsidiaries. Upon the adoption of the 2018 Plan, the maximum ordinary shares available for issuance were 62,504,000. According to the resolutions of the board of director in 2019, the Group reserved additional 321,655,746 ordinary shares for the 2018 Plan, and the maximum ordinary shares available for issuance were increased to 384,159,746.

17.	Share-Based Compensation (continued)

Share Option granted by the Company (continued)

During the year ended December 31, 2023, the Group granted 281,250 options under the 2018 Plan with a weighted average exercise prices of US$0.08 (RMB0.57). During the year ended December 31, 2024 and 2025, there are no options granted under the 2018 Plan. The term of the option is fixed and does not exceed 10 years from the date of the grant. The options will vest in accordance with the vesting schedules set out in the respective share option agreements with vesting period ranging from 1 to 4 years.

In 2021, the Group adopted the 2021 share incentive plan (the “2021 Plan”), the maximum aggregate number of shares which may be issued pursuant to all awards under the 2021 Plan shall initially be 80,508,501 shares, plus an annual increase on the first day of each year during the ten-year term of the 2021 Plan commencing with the year beginning January 1, 2022, by an amount equal to the lesser of (i) 2% of the total number of shares issued and outstanding on an as-converted fully diluted basis on the last day of the immediately preceding year and (ii) such number of shares as may be determined by the board. The annual increase shall cease to occur upon expiry of the ten-year term of the 2021 Plan. There are no options granted under the 2021 Plan as of December 31, 2024 and 2025.

The vesting of the share options granted during the years ended December 31, 2023 are only subject to service condition.

The following table sets forth the share options activities under the 2018 Plan for the years ended December 31, 2023, 2024 and 2025:

			Weighted	Weighted
		Weighted	Average	Average
		Average	remaining	Grant-	Aggregate
	Number of	Exercise	contractual	date Fair	Intrinsic
	Options	Price	life	Value	Value
		RMB	RMB	RMB	RMB
Outstanding as of January 1, 2023	189,412,557	0.28	6.95	2.14	452,543
Granted	281,250	0.57	—	0.57	—
Exercised	(72,294,940)	0.14	—	1.52	—
Forfeited	(11,127,905)	0.46	—	4.11	—
Outstanding as of December 31, 2023	106,270,962	0.36	6.19	2.56	276,835
Exercised	(16,036,480)	0.47	—	2.53	—
Forfeited	(3,312,540)	0.57	—	4.18	—
Outstanding as of December 31, 2024	86,921,942	0.37	5.19	2.55	226,780
Exercised	(22,326,290)	0.28	—	2.72	—
Forfeited	(116,600)	0.58	—	3.26	—
Outstanding as of December 31, 2025	64,479,052	0.40	4.15	2.48	161,932
Exercisable as of December 31, 2025	57,040,610	0.37	4.00	2.12	122,633

The total intrinsic value of options exercised during the years ended December 31, 2024 and 2025 was RMB6,190 and RMB21,003, respectively.

17.	Share-Based Compensation (continued)

Share Option granted by the Company (continued)

The Group calculated the estimated fair value of the share options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions.

Year Ended
December 31
2023
Risk free rate of interest	2.55%‑2.94%
Volatility	28%
Dividend yield	—
Exercise multiples	2.2
Life of options (years)	10
Fair value of underlying ordinary shares	$0.11~$0.29

(1)	Risk free rate of interest

Based on the daily treasury long term rate of U.S. Department of the treasury with a maturity period close to the expected term of the option.

(2)	Volatility

The volatility factor estimated was based on the annualized standard deviation of the daily return embedded in historical share prices of the selected guideline companies with a time horizon close to the expected expiry of the term.

(3)	Dividend yield

The Company had never declared or paid any cash dividends on the Company’s ordinary shares as of December 31, 2023.

(4)	Exercise multiples

The expected exercise multiple was estimated as the average ratio of the stock price as at the time when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to academic research publications.

(5)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on market value of the Company’s shares on each date of grant.

17.	Share-Based Compensation (continued)

Restricted share units(“RSUs”) granted by the Company

During the year ended December 31, 2024 and 2025, the Group granted 22,140,000 and 3,180,000 restricted share units to certain employees and senior management under the 2018 Plan, which vest over 1 to 4 years. The estimated fair value of each RSU granted is based on market value of the Company’s shares on each date of grant. A summary of the RSUs activities under the 2018 Plan for the year ended December 31, 2023, 2024 and 2025 is presented as follow:

		Weighted Average
		Grant-date
	Number of RSUs	Fair Value
		RMB
Unvested as of January 1, 2023	101,770,350	0.84
Granted	69,910,980	1.41
Vested	(22,617,630)	0.91
Forfeited or cancelled	(44,548,350)	0.94
Unvested as of December 31, 2023	104,515,350	1.22
Granted	22,140,000	0.78
Vested	(30,681,250)	1.14
Forfeited or cancelled	(23,152,890)	1.44
Unvested as of December 31, 2024	72,821,210	1.08
Granted	3,180,000	1.43
Vested	(34,122,920)	0.95
Forfeited or cancelled	(3,751,600)	1.08
Unvested as of December 31, 2025	38,126,690	1.23

During the year ended December 31, 2024 and 2025, the Group granted 48,636,040 and 25,057,850 restricted share units to certain employees and senior management under the 2021 Plan, which vest over 1 to 4 years. The estimated fair value of each RSU granted is based on market value of the Company’s shares on each date of grant. A summary of the RSUs activities under the 2021 Plan for the year ended December 31, 2024 and 2025 is presented as follow:

		Weighted Average
		Grant-date
	Number of RSUs	Fair Value
		RMB
As of December 31, 2023	—	—
Granted	48,636,040	0.83
Vested	—	—
Forfeited or cancelled	(2,000,000)	0.84
Unvested as of December 31, 2024	46,636,040	0.83
Granted	25,057,850	1.09
Vested	(7,431,200)	0.85
Forfeited or cancelled	(12,875,970)	0.88
Unvested as of December 31, 2025	51,386,720	0.94

The total fair value of RSU vested during the years ended December 31, 2024 and 2025 was RMB26,798 and RMB44,733, respectively.

17.Share-Based Compensation (continued)

Share Option granted by Shenlanbao

Shenlanbao has the following active share incentive plans: 2019 SLB share incentive plan, 2020 SLB share incentive plan, 2021 SLB share incentive plan and 2022 SLB share incentive plan (collectively referred to as the “SLB plans”). The SLB plans permit the grant of option to the directors and employees to purchase Shenlanbao’s shares. Pursuant to the above plan, a maximum aggregate of 1,000,000 registered capital of Shenlanbao may be issued. The term of the option is fixed and does not exceed 5 years from the date of the grant. The options will vest ratably over a 4-year vesting period from the grant date and are only subject to service condition.

In September 2023, the board of Shenlanbao approved the amended and restated SLB plan (the “New SLB Plan”), which adjusted the number of shares to a maximum aggregate of 577,121 registered capital. The New SLB Plan also reduced the exercise price of the option and extended the term of option to 10 years. The Group accounted for the reduction of the exercise price of the options as a modification which requires the re-measurement of the fair value of these share options. This remeasurement resulted in a total incremental share-based compensation of RMB4,794, RMB2,018 of which is recognized on the modification date in 2023, and the remaining will be amortized through the vesting period of the option. During the year ended December 31, 2025, there are no options granted under the New SLB Plan.

In June 30 2025, the board of Shenlanbao approved the termination of the SLB plans and the New SLB Plan, and all the outstanding options as of the date were cancelled.

The following table summarizes the option activity for the year ended December 31, 2023, 2024 and 2025:

			Weighted	Weighted
		Weighted	Average	Average
		Average	remaining	Grant-	Aggregate
	Number of	Exercise	contractual	date Fair	Intrinsic
	Options	Price	life	Value	Value
		RMB	RMB	RMB	RMB
Outstanding as of the acquisition date	450,246	15.90	7.68	24.81	7,162
Forfeited	(19,438)	23.57	—	21.41	—
Outstanding as of December 31, 2023	430,808	15.55	7.69	24.96	6,921
Forfeited	(91,563)	15.48	—	28.84	—
Outstanding as of December 31, 2024	339,245	16.01	6.54	23.91	5,266
Forfeited or cancelled	(339,245)	16.01	—	23.91	—
Outstanding as of December 31, 2025	—	—	—	—	—

The Group calculated the estimated fair value of the share options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions.

Year Ended December 31
2023
Risk free rate of interest	2.64%-3.01%
Volatility	29.8%-44.2%
Dividend yield	—
Exercise multiples	2.2-2.8
Life of options (years)	10
Fair value of underlying ordinary shares	13.37~36.29